Interest expense net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	$ 3,000	$ 1,635
Interest expense	58,528	35,777
Other interest expense, net	812	1,171
Total interest expense, net	59,340	36,948
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	30,183	16,781
Equipment financing
Schedule of Interest Expense [Line Items]
Interest on long term debt	14,981	5,046
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	6,874	6,843
Interest on customer supply chain financing
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,539	4,493
Mortgage
Schedule of Interest Expense [Line Items]
Interest on long term debt	$ 951	$ 979